4. Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2016
Transfers and Servicing of Financial Assets [Abstract]
Schedule Of Mortgage Servicing Rights
	2016	2015

Balance at beginning of year	$1,293,079	$1,311,965
MSRs capitalized	176,705	230,818
MSRs amortized	(266,603)	(257,921)
Change in valuation allowance	7,514	8,217
Balance at end of year	$1,210,695	$1,293,079